Stock-based compensation - Additional Information (Detail) - JPY (¥)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock-based compensation expense related to stock options	¥ 0	¥ 0	¥ 23,000,000
Total intrinsic value of stock options exercised	2,236,000,000	5,313,000,000	4,793,000,000
Cash received from options exercised	¥ 4,728,000,000	¥ 12,501,000,000	¥ 9,663,000,000
Stock options granted in and after August 2006
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Term of options (in years)	8 years
Exercise price ratio	102.50%
Vesting period	2 years